Risk/Return Detail Data - FidelityAAACLOETF-PRO	Jan. 30, 2026 USD ($)
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | Fidelity AAA CLO ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.00%
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 44
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® AAA CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® AAA CLO ETF seeks to generate income.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in collateralized loan obligations (CLOs) that are rated AAA. AAA rated securities in which the fund invests include securities or issuers rated at least AAA or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. CLOs are a type of asset-backed security. A CLO is typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including "covenant lite" loans, which have few or no financial maintenance covenants. CLOs may charge management fees and other expenses. Cash flows from the CLO are split into two or more portions, called tranches, which can vary in risk and yield. A CLO's more senior tranches are partially protected from defaults, typically have higher ratings and lower yields than their underlying securities and can be rated investment grade. More junior tranches offer the potential for higher yield but are more exposed to loss and have lower ratings. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the J.P. Morgan CLOIE AAA Index. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Purchasing CLOs in both the primary market and the secondary market. May also invest in other CLOs with a minimum rating of A-. Investing no more than 10% of assets in fixed-rate CLOs. Investing up to 25% in non-U.S. dollar-denominated CLOs and hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts. Investing in U.S. Treasury securities. The Adviser may also invest in cash or other short-term instruments, such as money market instruments or money market funds, while seeking to deploy new capital, or for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	485BPOS
Registrant Name	Fidelity Merrimack Street Trust

[1]	A Based on estimated amounts for the current fiscal year.
[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive the fund's management fee. This arrangement will remain in effect through January 31, 2027. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.